TAXATION (Tables)	12 Months Ended
Dec. 31, 2012
TAXATION [Abstract]
Schedule of Profit (Loss) Before Taxes

Income/(loss) before income taxes for the years ended December 31, 2010, 2011 and 2012 were taxed within the following jurisdictions:

	For the year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB
Cayman Islands	(2,187,039)	246,885,595	(136,614,196)
PRC	1,032,571,112	127,032,230	(1,191,217,775)
Other countries	(2,380,452)	(19,519,201)	(224,901,695)
Income/(Loss) before income taxes	1,028,003,621	354,398,624	(1,552,733,666)

Schedule of Deferred Tax Asset/Liability

The current and deferred positions of income tax expense included in the consolidated statement of operations for the years ended December 31, 2010, 2011 and 2012 are as follows:

	For the year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB
Current income tax (expense)/benefit
PRC	(138,020,196)	(76,792,019)	7,561,393
Other countries	-	(71,536)	838,169
Total current income tax expense/benefit	(138,020,196)	(76,863,555)	8,399,562
Deferred PRC tax (expense)/benefit	(8,110,198)	(4,209,187)	518,086
Income tax benefit/(expense)	(146,130,394)	(81,072,742)	8,917,648

Schedule of Effective Income Tax Rate Reconciliation

Reconciliation between the statutory CIT rate and the Company's effective tax rate is as follows:

	Year Ended December 31,
	2010	2011	2012
	%	%	%
Statutory CIT rate	25	25	(25)
Effect of permanent differences:
-Share-based compensation expenses	0.6	0.7	0.3
-Change in fair value of convertible senior notes and capped call options	-	(21.1)	1.6
-Goodwill impairment	-	3.2	-
-Accrued payroll and welfare expenses	0.9	4.4	0.8
-Change of enact tax rate	-	-	(7.5)
-Effect of prior year tax difference (1)	-	-	(0.6)
-Other non-deductible expenses	-	5.6	0.8
Difference in tax rate of a subsidiary outside the PRC	0.0	(0.9)	0.9
Effect of tax holiday for subsidiaries	(12.9)	(13.2)	6.9
Change in valuation allowance	0.6	19.1	21.2
Effective CIT rate	14.2	22.8	(0.6)

(1) The Company recorded an out-of-period adjustment of RMB12,146,071 resulting from income tax filing difference for two PRC entities, which should have been recorded in the year ended December 31, 2011. The originating amount in 2011 was not material to the 2011 consolidated financial statements, nor was the out of period adjustment recorded in 2012 material to the 2012 consolidated financial statements.

Schedule of Aggregate Amount and per Share Effect of Reduction of Tax
	For the year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB
The aggregate amount of effect	132,120,599	46,723,125	-
Per share effect-basic	1.76	0.50	-
Per share effect-diluted	1.64	0.46	-

Schedule Of Components Of Deferred Tax Assets Current

	As of December 31,
	2011	2012
	RMB	RMB
Net operating losses	-	-
Provision for inventories, accounts receivable, other receivable	57,690,574	170,795,477
Change in fair value of forward contracts	(14,042,284)	(1,749,190)
Accrued warranty costs	1,688,813	4,952,344
Accrued interest	-	6,529,370
Other temporary differences	599,211	(5,153,313)
Total deferred tax assets	45,936,314	175,374,688
Less: Valuation allowance	(45,936,314)	(175,374,688)
Net deferred tax assets-current	-	-

Schedule of Components of Deferred Tax Assets Noncurrent

	As of December 31,
	2011	2012
	RMB	RMB

Net operating losses	13,970,679	91,384,912
Accrued warranty costs	12,485,470	25,690,397
Increase in fair value of property, plant and equipment and land use rights arising from business combination	(2,920,881)	(3,532,006)
Impairment of property, plant and equipment	598,075	10,744,006
Provision for advance to suppliers to be utilized beyond one year	-	56,931,594
Provision of prepayment for purchase of property, plant and equipment	-	11,048,442
Pre-operating expenses of a subsidiary that are deductible in future periods	50,487	-
Assets related government grant	3,131,413	6,726,539
Timing difference for revenue recognition of retainage contract	-	(28,557,111)
Other temporary differences	715,514	(65,135)
Total deferred tax assets	28,030,757	227,485,860
Less: Valuation allowance	(28,030,757)	(227,485,860)
Deferred tax assets-non-current, net	-	-

Summary of Valuation Allowance on Deferred Assets

	As of December 31,
	2010	2011	2012
	RMB	RMB	RMB
At beginning of year	(1,994,833)	(6,308,714)	(73,967,071)
Current year additions	(4,517,852)	(69,445,609)	(329,813,147)
Reversal of valuation allowances	203,971	1,787,252	919,670
At end of year	(6,308,714)	(73,967,071)	(402,860,548)